INTEREST BEARING DEPOSITS WITH BANKS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Placements [Abstract]
Placements In EUR		€ 2,535,738	€ 2,886,597
Placements in other currencies		440,805	881,027
Total	3,889,381	2,976,543	3,767,624
Maturity analysis:
Up to 3 months		2,513,582	3,567,531
From 3 months to 1 year		46,283	26,045
Over 1 year		416,678	174,048
Total	$ 3,889,381	€ 2,976,543	€ 3,767,624